PREPAYMENTS AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2020
PREPAYMENTS AND OTHER CURRENT ASSETS
PREPAYMENTS AND OTHER CURRENT ASSETS

7.     PREPAYMENTS AND OTHER CURRENT ASSETS

Prepayments and other current assets consist of the following:

		As at December 31,
	Notes	2019	2020	2020
		RMB	RMB	US$
Due from suppliers	i)	5,957	61,313	9,397
Loan receivables	ii)	70,077	67,367	10,324
Advances to employees		4,271	3,654	560
Receivables from disposal of medical equipment		120	7,330	1,123
Interest receivable		2,891	157	24
Dividend receivable		766	766	117
Deductible value-added tax		—	37,015	5,673
Tax refund	iii)	14,466	222	34
Capital contribution of contingently redeemable noncontrolling interest	iv)	—	31,415	4,815
Due from hospital		406	831	127
Others	v)	4,927	15,501	2,376
		103,881	225,571	34,570

Allowance for credit losses		(9,013)	(12,528)	(1,920)

		94,868	213,043	32,650

The Group records allowance for doubtful debts in “general and administrative expenses” in the consolidated statements of comprehensive loss.

i)	Amounts due from suppliers represented prepayments made for orders and returnable deposits of cancelled orders. The risk of loss arising from non-performance by or bankruptcy of suppliers is assessed prior to the order of the equipment. The Group has provided reserve for bad debt amounting to nil and nil on the amounts due from suppliers as at December 31, 2019 and 2020, respectively.

ii)	Loan receivables represented the loans to other parties, including loans to related parties such as the Xi’an JiangyuanAndike Ltd. (“JYADK”) and Beijing Allcure Medical Information Technology Co., Ltd. (“Allcure Information”) of total amount of RMB12,173 and RMB10,688 (US$1,638) as at December 31, 2019 and 2020, and third parties of RMB57,904 and RMB56,680 (US$8,687) as at December 31, 2019 and 2020, respectively. The Group recorded allowance for doubtful debts amounting to RMB9,000 and RMB9,000 (US$1,379) as at December 31, 2019 and 2020, respectively. Besides the credit losses provided to the balances to related parties, the Group recorded allowance for credit losses amounting to nil and RMB3,005 (US$461) as of December 31, 2019 and 2020, respectively to balances to third parties.

iii)	Tax refund represented the overpayment of tax that would be refund by Internal Revenue Service.

iv)	Capital contribution of contingently redeemable noncontrolling interest is receivable from noncontrolling inverstors for the capital contribution with contingently redeemable rights and it is fully received subsequently in the year 2021.

v)	In June 2020, the Company signed cooperative agreement with Xinzitong to develop SAAS system, while this project failed as the Company is not satisfied with the development of Xinzitong, and both parties reached termination agreement. The Company has paid about RMB 8,120 (US$1,244) to Xinzitong as of 12/31/2020, which was agreed to be returned to the Group and received in April 2021.